Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation
7. Stock-Based Compensation
2016 Equity Incentive Plan
In March 2016, the Company adopted the 2016 Stock Option and Grant Plan, or the 2016 Plan, which allows the granting of awards in the form of incentive stock options, nonqualified stock options, and stock grants, which may include restricted stock, to eligible employees, outside directors and consultants of the Company. The total number of common stock reserved for grant under the 2016 Plan was 48,749,161 shares as of June 30, 2026 and December 31, 2025, of which 5,330,455 and 4,475,263 shares remained available for future issuance as of June 30, 2026 and December 31, 2025, respectively. The 2016 Plan expired in March 2026 and no future awards may be granted thereunder. Effective immediately prior to the closing of the merger on August 3, 2026, the 2026 Equity Incentive Plan and the 2026 Employee Stock Purchase Plan became effective. Pursuant to the share reserve provisions of the 2026 Equity Incentive Plan, shares underlying outstanding awards granted under the

2016 Plan that are forfeited, canceled, expire unexercised or otherwise terminate without issuance of the underlying shares may become available for future issuance under the 2026 Equity Incentive Plan.
Stock Options
The Company estimates the fair value of the stock options issued using the Black-Scholes option pricing model on the date of grant. The key assumptions used to apply this pricing model were as follows:

	June 30,
	2026	2025
Fair value of common stock	$0.78-0.96	$0.78 – 1.13
Risk-free interest rate	3.94%	4.26%
Expected dividend yield	—	—
Expected term (in years)	5.9	6.0
Expected volatility	82.71%	106.25%
The weighted average fair value of options granted during the six months ended June 30, 2026 and June 30, 2025 was $0.57 and $0.72, respectively.
The following table summarizes option activity under the 2016 Plan for the six months ended June 30, 2026:

	Number of Options	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2025	38,061,610	$0.77	6.9	$298
Options granted	5,353,691	0.79
Options exercised	(1,161,144)	0.72
Options forfeited	(2,441,148)	0.78
Options expired	(4,177,316)	0.77

Outstanding at June 30, 2026	35,635,693	$0.78	7.4	$6,528

Vested and exercisable at June 30, 2026	21,465,199	$0.77	6.7	$4,045
Unvested at June 30, 2026	14,170,494	$0.78	8.2	$2,102
During the six months ended June 30, 2026, 354,074
performance-based
stock options granted in 2024 were forfeited, with approximately half forfeited due to employee termination and the remaining forfeited due to the related performance condition not being achieved. Additionally, during the six months ended June 30, 2026 the Company granted 1,883,750 performance-based
awards that vest upon the achievement of specified performance goals, with a portion subject to continued
service-based
vesting thereafter. As of June 30, 2026, the applicable performance conditions for these awards were not deemed probable, and therefore no compensation expense has been recognized related to these awards.
The aggregate intrinsic value of options is calculated as the difference between the exercise price of the stock options and the fair value of the Company’s common stock for those options that had exercise prices lower than the fair value of the Company’s common stock.
The aggregate intrinsic value of options exercised totaled $0.3 million for the six months ended June 30, 2026 and less than $0.1 million for the six months ended June 30, 2025. As of June 30, 2026 there was $11.2 million of unrecognized compensation expense, which the Company expects to recognize over a weighted-average period of 2.1 years. Included in this amount is $1.0 million of unrecognized compensation expense relating to the performance-based awards described above.

The Company has recorded stock-based compensation expense as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Research and development	$688	$1,168	$1,368	$1,993
General and administrative	864	1,593	1,638	2,878

	$1,552	$2,761	$3,006	$4,871

8. Stock-Based Compensation
2016 Equity Incentive Plan
In March 2016, the Company adopted the 2016 Stock Option and Grant Plan (the “2016 Plan”), which allows the granting of awards in the form of incentive stock options, nonqualified stock options, and stock grants, which may include restricted stock, to eligible employees, outside directors and consultants of the Company. The total number of common stock reserved for grant under the 2016 Plan was 48,749,161 shares as of December 31, 2025 and December 31, 2024, of which 4,475,263 and 1,993,987 shares remained available for future issuance as of December 31, 2025 and 2024, respectively. Shares that are expired, terminated, surrendered, or canceled without having been fully exercised will be available for future awards under the 2016 Plan.
The 2016 Plan is administered by the Company’s board of directors. The terms of stock awards agreements, including type of stock award to be granted, the provisions of each stock award, including the number of shares, vesting requirements, and exercise prices, are determined by the board of directors, and are subject to the provisions of the 2016 Plan. Option awards generally vest over a four-year period and expire after ten years. Certain options provide for accelerated vesting in the event of a change in control, as defined. The exercise price per share for stock options granted may not be less than the fair market value of the common stock at the date of grant.

Stock Options
The Company has granted stock options with service-based vesting conditions, performance-based, and with both service and performance-based vesting conditions. The Company typically grants stock options to employees and nonemployees at exercise prices deemed by the Board to be equal to the fair value of the common stock at the time of grant. Stock options typically vest over four years and have a maximum term of ten years.
The Company estimates the fair value of the stock options issued using the Black-Scholes option pricing model on the date of grant. The key assumptions used to apply this pricing model were as follows:

	December 31,
	2025	2024
Fair value of common stock	$0.78 – 1.13	$1.01 – 1.13
Risk-free interest rate	3.94%	4.25%
Expected dividend yield	—	—
Expected term (in years)	6.1	6.1
Expected volatility	89.54%	133.20%
The weighted average fair value of options granted during the years ended December 31, 2025 and 2024 was $0.62 and $1.03, respectively.
The following table summarizes option activity under the 2016 Plan for the year ended December 31, 2025:

	Number of Options	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2024	40,628,032	$1.03	8.4	$4,146
Options granted	432,000	0.78
Options exercised	(20,146)	0.97
Options forfeited	(2,530,814)	1.05
Options expired	(447,462)	1.00

Outstanding at December 31, 2025	38,061,610	$0.77	6.9	$298

Vested and exercisable at December 31, 2025	23,056,967	$0.77	6.1	$298
Unvested at December 31, 2025	15,004,643	$0.78	8.2	$—
Included within the total stock options outstanding at December 31, 2025, are 2,027,700 stock options to purchase common stock which have either both performance and service-based vesting criteria or performance only vesting criteria (collectively, the “Performance Awards”) and were granted to certain employees and officers during 2023 and 2024. Of the total 2,027,700 Performance Awards outstanding: (i) 1,231,034 outstanding stock options were granted in 2023 and had performance criteria tied to the achievement of three scientific milestones, each followed by two years of service vesting. Expense was recognized when achievement became probable. As of December 31, 2025, all three milestones associated with this grant had either been achieved or partially achieved; (ii) 442,592 outstanding stock options were granted in 2023 and had performance criteria tied to the completion of a strategic transaction, which was achieved upon the close of the Series C Preferred Stock financing in March 2024, and therefore the grant date fair value of the stock options was expensed in full upon achievement of the financing; and (iii) 354,074 outstanding stock options were granted in 2024 and had performance criteria tied to the achievement of strategic milestones of the Company along with service-based vesting conditions. As of December 31, 2025, the performance milestones have not yet been achieved and are not deemed probable of being achieved. Total stock-based compensation expense associated with performance stock options was $0.2 million and $0.7 million during the years ended December 31, 2025 and 2024, respectively.

The aggregate intrinsic value of options is calculated as the difference between the exercise price of the stock options and the fair value of the Company’s common stock for those options that had exercise prices lower than the fair value of the Company’s common stock.
The aggregate intrinsic value of options exercised for each of the years ended December 31, 2025 and 2024 totaled zero and $0.8 million, respectively. As of December 31, 2025 there was $13.3 million of unrecognized compensation expense, which the Company expects to recognize over a weighted-average period of 2.03 years.
The Company has recorded stock-based compensation expense as follows (in thousands):

	December 31,
	2025	2024
Research and development	$3,733	$2,938
General and administrative	5,198	4,122

	$8,931	$7,060